SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of RSUs
Unvested - beginning of year | shares	484,721
Granted | shares	334,012
Vested | shares	(203,128)
Canceled | shares	(27,936)
Unvested - year end | shares	587,669
Weighted average grant date fair value
Unvested - beginning of year | $ / shares	$ 81.05
Granted | $ / shares	105.94
Vested | $ / shares	70.89
Canceled | $ / shares	88.27
Unvested - year end | $ / shares	$ 98.39